Summary of Significant Accounting Policies (Details) - Schedule of Contract Receivable and Contract Liability Balances - VASO CORPORATION [Member] - Accounts Receivable [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Contract Receivable and Contract Liability Balances [Line Items]
Contract receivables – January 1	$ 15,761	$ 10,200
Contract receivables – December 31	16,316	15,761
Increase (decrease) Contract receivables	555	5,561
Contract liabilities – January 1	26,890	19,375
Contract liabilities – December 31	33,861	26,890
Increase (decrease) Contract liabilities	$ 6,971	$ 7,515